Revenue - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Recognized revenue	$ 2,400	$ 700	$ 4,400	$ 600	$ 600	$ 500	$ 300
Total revenue	24,278	26,581	83,871	86,647	114,080	26,759	44,566
Contract asset					600
Contract asset revenue expected to be recognized					600
Grant
Disaggregation of Revenue [Line Items]
Total revenue	$ 100	$ 600	$ 300	$ 1,200	$ 1,300	$ 0	$ 0